Nature of Operations - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2025
Disclosure Of Nature Of Operations [Line Items]
Operating losses	$ 3,195	$ 2,553	$ 6,154	$ 6,552
Accumulated deficit	134,934		134,934		$ 128,794
Cash on hand	$ 16,500		$ 16,500